SCHEDULE OF CASH AND CASH EQUIVALENTS (Details) (Parenthetical) - USD ($)		Dec. 31, 2023	Dec. 31, 2022
Cash and Cash Equivalents [Line Items]
Cash in hand	[1]	$ 15,120,483	$ 7,446,664
Cash and cash equivalents		16,117,949	$ 7,446,664
Cash Equivalents [Member]
Cash and Cash Equivalents [Line Items]
Cash in hand		200
Demand Deposits [Member]
Cash and Cash Equivalents [Line Items]
Demand deposit		14,072,019
Cash [Member]
Cash and Cash Equivalents [Line Items]
Investment accounts		1,048,464
US Treasury Securities [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents		$ 997,466

[1]	As of December 31, 2023, the Company’s cash includes: 1) Cash in hand of $200; 2) Demand deposit of $14,072,019 in bank accounts; 3) Cash of $1,048,464 in the securities investment accounts and the Coinbase account. As of December 31, 2022, the Company’s cash was all demand deposits in bank accounts.